Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 716,101
2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,866
2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,420
2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,618
2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	706,197
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	561,836
Canada | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | 2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	561,836
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	329
Italy | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | 2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	329
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	111,427
United States | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | 2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	111,427
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,893
Sweden | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | 2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,893
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	29,616
Other | 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,866
Other | 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,420
Other | 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,618
Other | 2023 and later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 19,712